Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest income
Interest income	₩ 11,798,654	₩ 11,236,302	₩ 11,129,704
Interest expense	(3,955,701)	(4,030,936)	(4,436,771)
Net interest income (Note 32)	7,842,953	7,205,366	6,692,933
Net fees and commission income
Fees and commission income	4,044,955	3,803,596	3,896,529
Fees and commission expense	(2,334,001)	(2,238,057)	(2,275,550)
Net fees and commission income (Note 33)	1,710,954	1,565,539	1,620,979
Net insurance loss
Insurance income	4,599,808	4,586,098	4,447,828
Insurance expenses	(5,059,847)	(5,004,602)	(4,879,989)
Net insurance loss (Note 28)	(460,039)	(418,504)	(432,161)
Dividend income (Note 34)	257,306	281,623	308,277
Net trading income (loss) (Note 35)	963,223	369,510	(344,098)
Net foreign currency transaction gain	364,006	461,671	78,236
Net gain (loss) on financial instruments designated at fair value through profit or loss (Note 36)	(1,059,826)	(501,955)	459,765
Net gain on disposal of available-for-sale financial assets (Note 13)	499,187	647,541	772,474
Impairment losses on financial assets (Note 37)	(1,014,899)	(1,195,663)	(1,264,053)
General and administrative expenses (Note 38)	(4,811,198)	(4,508,575)	(4,475,068)
Other operating expenses, net (Note 40)	(462,992)	(797,911)	(444,143)
Operating income	3,828,675	3,108,642	2,973,141
Equity method income (Note 16)	20,393	9,995	20,971
Other non-operating income, net (Note 41)	(52,811)	51,835	146,465
Profit before income taxes	3,796,257	3,170,472	3,140,577
Income tax expense (Note 42)	(848,133)	(345,553)	(694,619)
Profit for the year	2,948,124	2,824,919	2,445,958
Items that are or may be reclassified to profit or loss:
Foreign currency translation adjustments for foreign operations	(194,172)	12,103	(6,469)
Net change in unrealized fair value of available-for-sale financial assets	(323,127)	(433,657)	(265,990)
Equity in other comprehensive income of associates	(22,813)	2,691	11,854
Net change in unrealized fair value of cash flow hedges	15,904	(1,262)	2,932
Other comprehensive income (loss) of separate account	(9,278)	(4,330)	3,092
Items that are or may be reclassified to profit or loss	(533,486)	(424,455)	(254,581)
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability	103,525	15,307	(81,813)
Equity in other comprehensive income of associates	847	(2)	(230)
Items that will never be reclassified to profit or loss	104,372	15,305	(82,043)
Total other comprehensive loss, net of income tax (Note 30)	(429,114)	(409,150)	(336,624)
Total comprehensive income for the year	2,519,010	2,415,769	2,109,334
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 30 and 43)	2,917,735	2,774,778	2,367,171
Non-controlling interest	30,389	50,141	78,787
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	2,490,170	2,367,062	2,034,048
Non-controlling interest	₩ 28,840	₩ 48,707	₩ 75,286
Earnings per share:
Basic and diluted earnings per share in won (Notes 30 and 43)	₩ 6,116	₩ 5,736	₩ 4,789